Property & Equipment (Tables)	12 Months Ended
Aug. 31, 2020
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Schedule of property & equipment
Year Ended August 31, 2020	Cost $	Amortization $	Accumulated Amortization $	Net Balance August 31, 2020 $
Leasehold improvements	259,981	(53,268)	(86,610)	173,371
Computers	63,964	(19,681)	(31,869)	32,095
Furniture fixtures equipment	34,220	(7,036)	(13,097)	21,123
Lab equipment	291,235	(27,921)	(34,467)	256,768
	649,400	(107,906)	(166,043)	483,357

				Net Balance
Year Ended August 31, 2019	Cost	Amortization	Accumulated Amortization	August 31, 2019
	$	$	$	$
Leasehold improvements	259,981	(33,342)	(33,342)	226,639
Computers	63,964	(12,187)	(12,187)	51,777
Furniture fixtures equipment	34,220	(4,205)	(6,062)	28,158
Lab equipment	291,235	(6,546)	(6,546)	284,689
	649,400	(56,281)	(58,137)	591,263